Leases - Schedule of Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Balance beginning	€ 36,325		€ 95,059
Lease liability additions	42,644	€ 41,944	19,353
Cancellation of lease	(11,795)
Repayment of Lease liability	(47,941)	(63,996)	(60,523)
Interest expense on lease liabilities	3,028	2,311	2,177
Balance ending	€ 22,261	€ 36,325	€ 56,066